Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Entities
Regulatory Assets [Line Items]
Total Capital to Risk Weighted Assets, Actual Amount	$ 225,078	$ 137,525	$ 109,457	$ 93,594
Total Capital to Risk Weighted Assets, Actual Ratio (percent)	15.05%	10.51%	11.19%	11.10%
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	119,627	104,693	78,254	67,443
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	8.00%	8.00%	8.00%	8.00%
Tier I Capital to Risk Weighted Assets, Actual Amount	205,203	107,539	84,049	74,825
Tier I Capital to Risk Weighted Assets, Actual Ratio (percent)	13.72%	8.22%	8.59%	8.88%
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	59,814	52,346	39,127	33,721
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	4.00%	4.00%	4.00%	4.00%
Tier I Capital to Average Assets, Actual Amount	205,203	107,539	84,049	74,825
Tier I Capital to Average Assets, Actual Ratio (percent)	10.74%	6.45%	6.89%	6.98%
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Amount	76,456	66,722	48,763	42,859
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	4.00%	4.00%	4.00%	4.00%
Independent Bank
Regulatory Assets [Line Items]
Total Capital to Risk Weighted Assets, Actual Amount	185,911	143,618	108,777	101,203
Total Capital to Risk Weighted Assets, Actual Ratio (percent)	12.53%	11.07%	11.32%	12.01%
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	118,684	103,790	76,904	67,405
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	8.00%	8.00%	8.00%	8.00%
Total Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	148,355	129,738	96,131	84,257
Total Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (percent)	10.00%	10.00%	10.00%	10.00%
Tier I Capital to Risk Weighted Assets, Actual Amount	172,766	132,140	99,717	92,800
Tier I Capital to Risk Weighted Assets, Actual Ratio (percent)	11.65%	10.19%	10.37%	11.01%
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount	59,342	51,895	38,452	33,703
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	4.00%	4.00%	4.00%	4.00%
Tier I Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	89,013	77,843	57,678	50,554
Tier I Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (percent)	6.00%	6.00%	6.00%	6.00%
Tier I Capital to Average Assets, Actual Amount	172,766	132,140	99,717	92,800
Tier I Capital to Average Assets, Actual Ratio (percent)	9.10%	7.99%	8.28%	8.56%
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Amount	75,963	66,162	48,167	43,353
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Ratio (percent)	4.00%	4.00%	4.00%	4.00%
Tier I Capital to Average Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 94,954	$ 82,702	$ 60,209	$ 54,192
Tier I Capital to Average Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (percent)	5.00%	5.00%	5.00%	5.00%